May 01, 2018

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED NOVEMBER 6, 2018 TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated May 1, 2018, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectus, Prospectus, and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding certain sub-advisory changes affecting the AXA International Value Managed Volatility Portfolio (“Portfolio”):

AXA International Value Managed Volatility Portfolio

Effective November 5, 2018, AXA Equitable Funds Management Group, LLC (“Adviser”), the Portfolio’s investment adviser, began to reallocate the portion of the Portfolio that is actively managed (“Active Allocated Portion”) from Northern Cross, LLC (“Northern Cross”) to BlackRock Investment Management, LLC (“BlackRock”), who will sub-advise the Active Allocated Portion on an interim basis. Under normal circumstances, the Active Allocated Portion consists of approximately 25-35% of the Portfolio’s net assets, and the other portion of the Portfolio, which seeks to track the performance of a particular index (“Index Allocated Portion”) consists of approximately 65-75% of the Portfolio’s net assets. Northern Cross, the sub-adviser to the Active Allocated Portion, has notified the Adviser of its resignation, effective December 15, 2018.

On an interim basis, BlackRock will invest the Active Allocated Portion in index futures contracts to gain investment exposure to the performance of a broad based index of foreign securities in developed markets. The Adviser and the Portfolio’s Board of Trustees are reviewing potential new sub-advisers to sub-advise the Active Allocated Portion going forward. During the interim period, the Active Allocated Portion will not be managed in accordance with certain of the principal investment strategies in the Portfolio’s prospectus, which states that the Active Allocated Portion primarily invests in common stocks chosen utilizing a bottom up investment approach that seeks to identify undervalued companies, and will instead be invested in index futures contracts. In addition, a single sub-adviser, BlackRock, will manage both the Active Allocated Portion and the Index Allocated Portion during the interim period.

There is no change in the Portfolio’s investment objective or management fees as a result of these changes.

Effective December 15, 2018, all references to Northern Cross in the Summary Prospectus, Prospectus, and SAI are deleted.